Supplementary Financial Information (Schedule of Operating Lease and Other Obligations) (Details) - USD ($) $ in Millions	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Financial Information [Abstract]
Operating lease liabilities	$ 115	$ 131	$ 133
Investment tax credits	3	3	4
Customer advances for construction – noncurrent	55	71	30
Other	95	70	64
Total operating lease, third party joint project and other obligations	$ 268	$ 275	$ 231